SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands				12 Months Ended
	Jan. 12, 2026 USD ($) shares	Jan. 09, 2026 USD ($)	Dec. 16, 2025 USD ($) shares	Mar. 31, 2025 USD ($)	Jan. 12, 2026 CNY (¥)	Jan. 09, 2026 CNY (¥)	Nov. 28, 2025 USD ($)	Oct. 17, 2025 $ / shares	Jan. 08, 2025 USD ($)	Jan. 08, 2025 CNY (¥)
SUBSEQUENT EVENTS (Details) [Line Items]
Aggregate principal amount									$ 140,445	¥ 1,000
Principal and interests amounts				$ 439,575
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Aggregate principal amount							$ 5,000,000
Total forbearance agreements	$ 125,000		$ 125,000
Shares issued (in Shares) | shares	144,824		144,824
Principal and interests amounts	$ 1,115,521		$ 1,115,521
Cash repaid	800,000		$ 800,000
Borrowed as working capital from bank of china	$ 33,707	$ 140,445			¥ 240	¥ 1,000
Letter Agreement [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Reduced of debentures floor price (in Dollars per share) | $ / shares								$ 0.4
January Eight Two Thousand Twenty Seven [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Loans bear a fixed interest rate	3.07%	3.07%